CONSOLIDATED BALANCE SHEETS (Parenthetical) (ILS)	Dec. 31, 2014	Dec. 31, 2013
Common stock, par value	0.01	0.01
Common stock, shares authorized	50,000,000	50,000,000
Common stock, shares issued	14,007,046	13,941,033
Common stock, shares outstanding	13,702,722	13,636,709
Treasury stock, shares	304,324	304,324